Consolidated Statement Of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jan. 31, 2015	Nov. 01, 2014	Aug. 02, 2014	May. 03, 2014	Feb. 01, 2014	Nov. 02, 2013	Aug. 03, 2013	May. 04, 2013	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 16,191	$ 33,237	$ 18,039	$ 15,476	$ 6,161	$ 27,284	$ 15,283	$ (10,832)	$ 82,943	$ 37,896	$ 27,204
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustment									(3,145)	(4,538)	475
Pension and other postretirement benefits adjustments									10,349	(19,529)	9,061
Derivative financial instruments									(514)	819	(155)
Other comprehensive loss income, net of tax									(14,008)	15,810	(8,741)
Other Comprehensive (Income) Loss, Net of Tax, Portion Attributable to Noncontrolling Interest									0	0	0
Comprehensive income									68,935	53,706	18,463
Comprehensive income (loss) attributable to noncontrolling interests									49	(109)	(275)
Comprehensive income attributable to Brown Shoe Company, Inc.									68,886	53,815	18,738
Parent [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									82,850	38,073	27,491
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustment									0
Pension and other postretirement benefits adjustments									(10,003)	19,114	(8,871)
Derivative financial instruments									(1,250)	(55)	134
Other comprehensive loss income, net of tax										15,742	(8,753)
Other Comprehensive (Income) Loss, Net of Tax, Portion Attributable to Noncontrolling Interest									(2,711)	(3,317)	(16)
Comprehensive income									68,886	53,815	18,738
Comprehensive income (loss) attributable to noncontrolling interests									0
Comprehensive income attributable to Brown Shoe Company, Inc.									68,886	53,815	18,738
Guarantors [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									53,797	53,519	43,446
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustment									0	0	0
Pension and other postretirement benefits adjustments									0	0	0
Derivative financial instruments									0	0	0
Other comprehensive loss income, net of tax										0	0
Other Comprehensive (Income) Loss, Net of Tax, Portion Attributable to Noncontrolling Interest									0	0	0
Comprehensive income									53,797	53,519	43,446
Comprehensive income (loss) attributable to noncontrolling interests									0	0	0
Comprehensive income attributable to Brown Shoe Company, Inc.									53,797	53,519	43,446
Non-Guarantor Subsidiaries [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									43,562	10,677	20,619
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustment									(3,145)	(4,538)	475
Pension and other postretirement benefits adjustments									(346)	(415)	190
Derivative financial instruments									736	874	(289)
Other comprehensive loss income, net of tax										(3,249)	(4)
Other Comprehensive (Income) Loss, Net of Tax, Portion Attributable to Noncontrolling Interest									0	0	0
Comprehensive income									40,807	7,428	20,615
Comprehensive income (loss) attributable to noncontrolling interests									49	(109)	(275)
Comprehensive income attributable to Brown Shoe Company, Inc.									40,758	7,537	20,890
Eliminations [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(97,266)	(64,373)	(64,352)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustment									0
Pension and other postretirement benefits adjustments									0
Derivative financial instruments									0
Other comprehensive loss income, net of tax										3,317	16
Other Comprehensive (Income) Loss, Net of Tax, Portion Attributable to Noncontrolling Interest									2,711	3,317	16
Comprehensive income									(94,555)	(61,056)	(64,336)
Comprehensive income (loss) attributable to noncontrolling interests									0
Comprehensive income attributable to Brown Shoe Company, Inc.									$ (94,555)	$ (61,056)	$ (64,336)